Cover	Jul. 01, 2026
Cover [Abstract]
Document Period End Date	Jul. 01, 2026
Central Index Key	0001857475
Amendment Flag	false
Entity Emerging Growth Company	false
Registrant Name	Dole plc
Document Type	8-K
Entity Addresses [Line Items]
Entity Address, City or Town	Dublin 7
Entity Address, Postal Zip Code	D07 PH36
Entity Address, Country	IE
Entity Address, Address Line One	29 North Anne Street
Entity Information [Line Items]
City Area Code	353-1-887-2600
Title of 12(b) Security	Ordinary Shares, $0.01 par value per share
Trading Symbol	DOLE
Security Exchange Name	NYSE
Local Phone Number	353-1-887-2600
Entity Incorporation, State or Country Code	L2
Entity File Number	001-40695
Entity Tax Identification Number	98-1610692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Other Address
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	28202
Entity Address, Country	US
Entity Address, Address Line One	101 S. Tryon St, Suite #600, Charlotte, NC